Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholder's Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in unrealized gains and losses on securities available-for-sale	$ 491	$ 920	$ 277
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	(25)	(66)
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	173
Changes in unrealized gains (losses) on derivative hedges	(74)	(343)	(383)
Foreign currency translation	14	(16)	24
Reclassification to earnings of realized gains and losses	376	363	365
Unrealized gains (losses) on retirement plans	(543)	(464)	(197)
Total, before tax	449	435	20
Changes in unrealized gains and losses on securities available-for-sale	(188)	(351)	(105)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(5)	10	25
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	(66)
Changes in unrealized gains (losses) on derivative hedges	28	130	148
Foreign currency translation	(5)	6	(10)
Reclassification to earnings of realized gains and losses	(144)	(138)	(139)
Unrealized gains (losses) on retirement plans	208	177	76
Total, tax effect	(172)	(166)	(5)
Changes in unrealized gains and losses on securities available-for-sale	303	569	172
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	7	(15)	(41)
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	107
Changes in unrealized gains (losses) on derivative hedges	(46)	(213)	(235)
Foreign currency translation	9	(10)	14
Reclassification to earnings of realized gains and losses	232	225	226
Unrealized gains (losses) on retirement plans	(335)	(287)	(121)
Total other comprehensive income (loss)	277	269	15
Changes in unrealized gains and losses on securities available-for-sale	679	360	(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	107
Changes in unrealized gains (losses) on derivative hedges	(404)	(489)	(414)
Foreign currency translation	(40)	(49)	(39)
Reclassification to earnings of realized gains and losses
Unrealized gains (losses) on retirement plans	(1,265)	(1,022)	(803)
Total	$ (923)	$ (1,200)	$ (1,469)